Financial Risk Management and Financial Instruments - Summary of Changes in Contingent Consideration Liability (Details) - Contingent consideration € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure Of Financial Instruments [Line Items]
Initial recognition of contingent consideration included in purchase consideration of acquisition	€ 13
Non cash changes recognized in profit or loss
Changes in fair value	14
At December 31	€ 27